14. Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions
Related Party Transactions

Management Fees

During the first quarter of 2014, the Company compensated three members of its management team through management agreements with affiliates of these three members. During the first quarter of 2013, the Company compensated its three officers through management agreements with the affiliates of these officers. Following the Share Exchange on December 6, 2013, these three officers became salaried employees of Symbid Corp. During the three months ended March 31, 2014 and 2013, total expenses recorded under these agreements were approximately $74,667 and $27,759, respectively. As of March 31, 2014, and December 31, 2013, balances due under these agreements were $22,784 and $ 0 respectively, and are included in accounts payable and accrued expenses.

Other

See Note 5 for related party financing arrangements.

Management Fees

The Company compensates three of its officers through management agreements with affiliates of those officers. During the twelve months ended December 31, 2013 and 2012, total expenses recorded under these agreements were approximately $ 160,000 and $ 150,000, respectively. As of December 31, 2013, and 2012, balances due under these agreements were $ 13,000 and $ 28,000, respectively, and are included in accounts payable and accrued expenses. As of December 6, 2013 the three officers were employed by the Company, resulting in a total amount of salary for Symbid Corp. of about $ 27,000 for December 2013. As of December 31, 2013 $ 27,000 in accrued salaries is recorded in accounts payable and accrued expenses.

Revenue recognition

The Company earned approximately $ 20,000 in other revenue from services performed on behalf of their equity method investment in Gambitious during the twelve months ended December 31, 2012.

Other

See Note 8 for related party financing arrangements.